Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Line Items]
Federal income tax rate	34.00%
Valuation allowance	$ 94,591,000	$ 134,705,000
Net change in the total valuation allowance	40,000,000	9,500,000
Unrecognized tax benefits	0	0
Research and development credits	236,000	$ 21,000
Recognized provisional tax	0
Provisional re-measurement of deferred tax balance	56,000,000
Federal
Income Taxes [Line Items]
Net operating loss carryforwards	380,300,000
State
Income Taxes [Line Items]
Net operating loss carryforwards	$ 56,200,000